Share Repurchase Program - Additional Information (Details) ¥ in Thousands				12 Months Ended
	Jun. 21, 2024 USD ($)	Mar. 12, 2024 USD ($)	Dec. 28, 2022	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 CNY (¥) shares	Dec. 28, 2021 USD ($)
Equity, Class of Treasury Stock [Line Items]
Share repurchase program, expiring date			Dec. 27, 2023
2021 Share Repurchase Program
Equity, Class of Treasury Stock [Line Items]
Share repurchase program, amount of shares authorized to be repurchased										$ 100,000,000
Cash consideration for shares repurchased						$ 22,647,000	¥ 160,068	$ 33,835,000	¥ 217,920
Shares repurchased weighted average price						$ 3.46		$ 5.94
2024 Share Repurchase Program
Equity, Class of Treasury Stock [Line Items]
Share repurchase program, amount of shares authorized to be repurchased	$ 50,000,000	$ 20,000,000
Shares repurchase period		12 months
Share repurchase program, expiring date	Jun. 27, 2025
Cash consideration for shares repurchased				$ 25,905,000	¥ 184,295
Shares repurchased weighted average price				$ 3.77
Treasury Shares
Equity, Class of Treasury Stock [Line Items]
Repurchase of ordinary shares | shares				(6,866,106)	(6,866,106)	(6,541,148)	(6,541,148)	(5,699,315)	(5,699,315)
Treasury Shares | 2021 Share Repurchase Program
Equity, Class of Treasury Stock [Line Items]
Repurchase of ordinary shares | shares						6,541,148	6,541,148	5,699,315	5,699,315
Treasury Shares | 2024 Share Repurchase Program
Equity, Class of Treasury Stock [Line Items]
Repurchase of ordinary shares | shares				6,866,106	6,866,106